Income Taxes - Additional Information (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Tax Credit Carryforward [Line Items]
Credit carryforwards	$ 541	$ 556
Other Tax Carryforward, Expiration Dates	2026-12-31
State And Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Credit carryforwards	$ 600